Capital Management and Risk Policies - Summary of Regulatory Capital (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of regulatory capital [abstract]
Basic Shareholders´ Equity	$ 162,178,965	$ 74,314,620
Equity Tier 1	129,584,461	61,392,153
(Deductible Items)	(32,594,504)	(12,922,467)
Complementing shareholders' Equity	27,477,066	19,392,341
Equity Tier 2	27,477,066	19,392,341
Regulatory Capital (RPC)	$ 157,061,527	$ 80,784,494